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12.31 Fidelity Ohio Municipal Funds Combo PRO-09 | Fidelity Ohio Municipal Money Market Fund
Supplement to the Fidelity's Ohio Municipal Funds February 29, 2020 Prospectus
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Ohio Municipal Money Market Fund}	12.31 Fidelity Ohio Municipal Funds Combo PRO-09 Fidelity Ohio Municipal Money Market Fund Fidelity Ohio Municipal Money Market Fund
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.18%
Total annual operating expenses	0.53%	[1]
[1]	In order to avoid a negative yield, FMR may reimburse expenses or waive fees of Fidelity® Ohio Municipal Money Market Fund. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Fidelity® Ohio Municipal Money Market Fund will be able to avoid a negative yield.